CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Cash flows from operating activities
Net loss	$ (8,092,744)	$ (3,892,381)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	9,623	6,103
Stock based compensation expense	$ 520,774	788,396
Reversal of stock based compensation expense due to forfeiture of stock options		(356,973)
Accretion of debt discount	$ 4,727,106	$ 686,320
Changes in operating assets and liabilities:
Decrease (increase) in deferred research and development costs	43,865
Decrease (increase) in prepaid expenses and other current assets	(6,895)	$ 8,122
Increase (decrease) in accounts payable	(46,801)	21,883
Increase (decrease) in interest payable	250,347	193,151
Net cash used in operating activities	(2,594,725)	(2,545,379)
Cash flows from investing activity
Purchase of equipment	(15,561)	(16,877)
Net cash used in investing activity	(15,561)	$ (16,877)
Cash flows from financing activities
Proceeds from the exercise of warrants	1,453,514
Proceeds from promissory notes	600,000	$ 3,000,000
Net cash provided by financing activities	2,053,514	3,000,000
Increase (decrease) in cash and cash equivalents	(556,772)	437,744
Cash and cash equivalents at beginning of period	785,237	347,493
Cash and cash equivalents at end of period	$ 228,465	$ 785,237
Supplemental disclosure of cash flow information:
Interest paid in cash
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Debt discount recorded for value of warrants issued	$ 3,299,750	$ 1,137,149
Debt discount recorded for beneficial conversion feature		$ 1,862,851